NOTES PAYABLE - Notes payable outstanding (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 06, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
The Note - principal		$ 444,444
Convertible note due 2026		8,583,333	$ 7,000,000
Debt issuance costs, net		(3,681,300)	(4,303,686)
Notes payable - current			2,233,712	$ 469,968
AirLife Note - principle		1,555,556	2,000,000
AirLife Note - accrued interest		142,055	217,823
Notes payable - noncurrent		1,697,611	2,217,823	2,053,013
Debt issue discount, gross		70,000	490,000
Accumulated debt issue discount		218,264	27,398
Accumulated debt issuance discount		1,224,469	254,888
Secured Promissory Note
Current
The Note - principal				465,000
The Note - accrued interest				4,968
First Pre-Paid Advance Note
Current
Convertible note due 2026			7,000,000
Discounts, net			(462,602)
Debt issuance costs, net			(4,303,686)
Debt issue discount, gross	$ 490,000		490,000	0
Accumulated debt issue discount			27,398	0
Debt issuance costs, gross			5,048,574	0
Accumulated debt issuance discount			254,888	254,888
Air Life Promissory Note
Current
AirLife Note - principle			2,000,000	2,000,000
AirLife Note - accrued interest		$ 260,338	$ 217,823	$ 53,013